Leases - Schedule of Consolidated Lease Cost, Weighted-Average Remaining Lease Terms and Discount Rates (Details) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule of Consolidated Lease Cost [Abstract]
Amortization of Right-of-Use Assets	$ 304,217		$ 365,088		$ 508,156		$ 492,806
Interest on Lease Liabilities	657,577		698,609		896,673		1,000,997
Operating lease cost	75,267		39,356		76,353		2,042
Total lease cost	$ 1,037,061	[1]	$ 1,103,053	[1]	$ 1,481,182	[2]	$ 1,495,845	[2]
Weighted-average remaining lease term – operating leases (in years)	4 years 7 months 6 days		5 years 9 months 18 days		5 years 3 months 18 days		6 years
Weighted-average discount rate – operating leases	22.00%		22.00%		22.00%		22.00%

[1]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.
[2]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.